Shareholder Report, Holdings (Details) - C000241222	Dec. 31, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
FR_34959J108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%